MAY  3,  2000


SECURITIES  AND  EXCHANGE  COMMISSION
JUDICIARY  PLAZA
450  FIFTH  STREET,  N.W.
WASHINGTON,  D.C.

         RE:  CALVERT  TAX-FREE  RESERVES
              2-69565  AND  811-3101

         IN  LIEU  OF  FILING  UNDER  PARAGRAPH  (B)  OR (C) OF SECTION 497, THE
ABOVE  REGISTRANT  IS  HEREBY  FILING  A  CERTIFICATION  THAT:

         (1) THE FORM OF PROSPECTUSES AND THE STATEMENTS OF ADDITIONAL INFORMATION THAT WOULD HAVE BEEN FILED UNDER PARAGRAPH (B) OR (C) OF
SECTION 497 WOULD NOT HAVE DIFFERED FROM THOSE CONTAINED IN THE MOST RECENT REGISTRATION STATEMENT (EFFECTIVE APRIL 30, 2000) OR AMENDMENT; AND

         (2) THE TEXT OF THE MOST RECENT REGISTRATION STATEMENT (EFFECTIVE APRIL 30, 2000) HAS BEEN FILED ELECTRONICALLY.


         IF YOU HAVE QUESTIONS OR REQUIRE FURTHER INFORMATION, PLEASE CONTACT ME AT 301-951-4881.

                                            SINCERELY,

                                            /S/SUSAN  WALKER  BENDER

                                            SUSAN  WALKER  BENDER
                                            ASSOCIATE  GENERAL  COUNSEL